Owners' Capital/Partners' Equity - Incentive Distribution Rights (Details) - USD ($) $ / shares in Units, $ in Thousands		4 Months Ended	9 Months Ended	11 Months Ended	59 Months Ended
	Nov. 27, 2018	Mar. 31, 2019	Dec. 31, 2019	Nov. 26, 2018	Mar. 31, 2019
Minimum Quarterly Distribution | Maximum
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount		$ 0.375		$ 0.375
First Target Distribution | Minimum
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount		0.375		0.375
First Target Distribution | Maximum
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount		0.43125		0.43125
Second Target Distribution | Minimum
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount		0.43125		0.43125
Second Target Distribution | Maximum
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount		0.46875		0.46875
Third Target Distribution | Minimum
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount				0.46875
Third Target Distribution | Maximum
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount				0.5625
Thereafter | Minimum
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount		$ 0.46875		$ 0.5625
GasLog Ltd.
Owners' Capital/Partners' Equity
Percentage of IDRs held					100.00%
Common units
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions			98.00%
Common units | Minimum Quarterly Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions		98.00%		98.00%
Common units | First Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions		98.00%		98.00%
Common units | Second Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions		85.00%		85.00%
Common units | Third Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions				75.00%
Common units | Thereafter
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions		75.00%		50.00%
General partner units
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions			2.00%
General partner units | Minimum Quarterly Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions		2.00%		2.00%
General partner units | First Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions		2.00%		2.00%
General partner units | Second Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions		2.00%		2.00%
General partner units | Third Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions				2.00%
General partner units | Thereafter
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions		2.00%		2.00%
Incentive distribution rights
Owners' Capital/Partners' Equity
Payment in exchange for waiving of rights	$ 25,000
Marginal percentage interest in distributions	48.00%
Incentive distribution rights | Minimum Quarterly Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions		0.00%		0.00%
Incentive distribution rights | First Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions		0.00%		0.00%
Incentive distribution rights | Second Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions		13.00%		13.00%
Incentive distribution rights | Third Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions				23.00%
Incentive distribution rights | Thereafter
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions		23.00%		48.00%